KEY MANAGEMENT PERSONNEL COMPENSATION	3 Months Ended
Sep. 30, 2025
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

15.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the period ended September 30, 2025, and 2024.

	09/30/2025	09/30/2024
Salaries, social security and other benefits	599,351	611,096
Share-based incentives	—	480,450
Total	599,351	1,091,546